Quarterly Holdings Report
for
Fidelity® Europe Fund
July 31, 2025
EUR-NPRT3-0925
1.804873.121
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 1.1%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	746,800	1,785,162
Materials - 0.9%
Metals & Mining - 0.9%
Glencore PLC	1,968,600	7,900,633
TOTAL AUSTRALIA		9,685,795
BELGIUM - 2.0%
Financials - 0.8%
Banks - 0.8%
KBC Group NV	66,700	6,984,591
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	49,100	10,671,470
TOTAL BELGIUM		17,656,061
CANADA - 0.4%
Information Technology - 0.4%
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (a)(b)	97,500	3,782,206
CHINA - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Prosus NV Class N	164,100	9,374,345
DENMARK - 1.9%
Financials - 0.7%
Insurance - 0.7%
Tryg A/S	276,000	6,662,906
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	46,100	10,330,319
TOTAL DENMARK		16,993,225
FINLAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Nordea Bank Abp (Sweden)	427,200	6,240,478
FRANCE - 12.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	292,500	4,449,240
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	3,900	9,573,413
LVMH Moet Hennessy Louis Vuitton SE	12,500	6,710,151
		16,283,564
Consumer Staples - 1.7%
Food Products - 1.4%
Danone SA	146,900	12,021,843
Personal Care Products - 0.3%
L'Oreal SA	6,700	2,964,640
TOTAL CONSUMER STAPLES		14,986,483

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Gaztransport Et Technigaz SA	34,100	6,420,962
Financials - 2.6%
Banks - 1.1%
BNP Paribas SA	110,400	10,066,082
Insurance - 1.5%
AXA SA	261,100	12,681,420
TOTAL FINANCIALS		22,747,502

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	32,764	9,743,906
Industrials - 2.5%
Aerospace & Defense - 1.1%
Airbus SE	50,700	10,193,496
Building Products - 1.4%
Cie de Saint-Gobain SA	103,500	11,873,226
TOTAL INDUSTRIALS		22,066,722

Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	68,918	13,558,691
TOTAL FRANCE		110,257,070
GERMANY - 19.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.6%
Deutsche Telekom AG	402,200	14,425,274
Interactive Media & Services - 1.5%
Scout24 SE (a)(c)	96,100	12,875,178
TOTAL COMMUNICATION SERVICES		27,300,452

Consumer Discretionary - 2.4%
Specialty Retail - 1.6%
Auto1 Group SE (a)(b)(c)	466,700	14,113,848
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	39,300	7,536,901
TOTAL CONSUMER DISCRETIONARY		21,650,749

Financials - 2.2%
Capital Markets - 1.5%
Deutsche Boerse AG	46,500	13,456,515
Insurance - 0.7%
Hannover Rueck SE	19,100	5,806,700
TOTAL FINANCIALS		19,263,215

Health Care - 1.0%
Health Care Equipment & Supplies - 0.5%
Siemens Healthineers AG (a)(c)	88,700	4,777,617
Pharmaceuticals - 0.5%
Merck KGaA	33,400	4,174,481
TOTAL HEALTH CARE		8,952,098

Industrials - 5.9%
Aerospace & Defense - 1.9%
Rheinmetall AG	8,300	16,429,836
Electrical Equipment - 2.1%
Siemens Energy AG (b)	160,300	18,559,339
Industrial Conglomerates - 1.9%
Siemens AG	66,500	16,937,774
TOTAL INDUSTRIALS		51,926,949

Information Technology - 3.8%
Software - 3.8%
SAP SE (d)	117,700	33,656,997
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	31,700	7,313,024
TOTAL GERMANY		170,063,484
IRELAND - 1.2%
Consumer Staples - 0.5%
Food Products - 0.5%
Kerry Group PLC Class A	43,800	4,056,247
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	821,700	6,482,109
TOTAL IRELAND		10,538,356
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	145,800	2,252,610
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	11,901	1,120,479
TOTAL ISRAEL		3,373,089
ITALY - 7.0%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Ferrari NV (Italy)	25,400	11,168,491
Consumer Staples - 0.6%
Beverages - 0.6%
Coca-Cola HBC AG	103,200	5,378,045
Financials - 2.7%
Banks - 2.7%
FinecoBank Banca Fineco SpA	309,535	6,612,678
UniCredit SpA	236,700	17,414,929
		24,027,607
Health Care - 1.3%
Pharmaceuticals - 1.3%
Recordati Industria Chimica e Farmaceutica SpA	205,800	11,836,892
Industrials - 1.1%
Electrical Equipment - 1.1%
Prysmian SpA	121,100	9,671,472
TOTAL ITALY		62,082,507
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (a)(c)	210,100	4,054,445
NETHERLANDS - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 2.4%
ASM International NV	6,200	3,024,751
ASML Holding NV	25,400	17,771,611
		20,796,362
Software - 0.7%
Topicus.com Inc (b)	46,200	6,335,161
TOTAL NETHERLANDS		27,131,523
PORTUGAL - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco Comercial Portugues SA	9,266,500	7,630,869
SPAIN - 3.2%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Neinor Homes SA (a)(c)	167,900	3,272,656
Financials - 2.9%
Banks - 2.9%
Banco Santander SA	1,522,400	13,078,621
CaixaBank SA	1,311,700	12,340,882
		25,419,503
TOTAL SPAIN		28,692,159
SWEDEN - 4.2%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Haypp Group AB (b)	399,824	6,249,005
Financials - 1.8%
Capital Markets - 0.9%
EQT AB	135,900	4,563,202
Nordnet AB	126,300	3,419,006
		7,982,208
Financial Services - 0.9%
Investor AB B Shares	268,000	7,788,748
TOTAL FINANCIALS		15,770,956

Industrials - 1.1%
Aerospace & Defense - 0.5%
Saab AB B Shares	80,100	4,356,961
Machinery - 0.6%
Indutrade AB	210,900	5,136,099
TOTAL INDUSTRIALS		9,493,060

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Hexagon AB B Shares	503,000	5,527,005
Software - 0.0%
Kry International Ab (b)(f)(g)	18,879	393,406
TOTAL INFORMATION TECHNOLOGY		5,920,411

TOTAL SWEDEN		37,433,432
SWITZERLAND - 2.7%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	49,460	8,075,647
Financials - 1.1%
Capital Markets - 1.1%
UBS Group AG	252,290	9,454,857
Health Care - 0.7%
Pharmaceuticals - 0.7%
Galderma Group AG	42,460	6,665,005
TOTAL SWITZERLAND		24,195,509
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	63,200	15,270,384
UNITED KINGDOM - 24.0%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Zegona Communications plc (b)	1,229,100	14,414,113
Consumer Discretionary - 3.6%
Hotels, Restaurants & Leisure - 2.2%
Compass Group PLC	332,407	11,680,607
Flutter Entertainment PLC (United Kingdom) (b)	24,800	7,565,740
		19,246,347
Leisure Products - 0.5%
Games Workshop Group PLC	22,268	4,790,601
Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC (b)	485,200	8,230,397
TOTAL CONSUMER DISCRETIONARY		32,267,345

Consumer Staples - 2.3%
Tobacco - 2.3%
British American Tobacco PLC	284,300	15,232,042
Imperial Brands PLC	124,868	4,867,278
		20,099,320
Financials - 6.9%
Banks - 2.3%
Lloyds Banking Group PLC	9,594,009	9,857,515
NatWest Group PLC	1,492,600	10,361,008
		20,218,523
Capital Markets - 2.8%
3i Group PLC	218,718	11,951,226
London Stock Exchange Group PLC	58,800	7,167,432
St James's Place PLC	316,302	5,465,922
		24,584,580
Financial Services - 0.2%
Revolut Group Holdings Ltd (f)(g)	1,298	1,353,282
Insurance - 1.6%
Aviva PLC	505,200	4,327,410
Beazley PLC	371,600	4,389,790
Hiscox Ltd	308,867	5,270,135
		13,987,335
TOTAL FINANCIALS		60,143,720

Health Care - 2.9%
Pharmaceuticals - 2.9%
Astrazeneca PLC	176,100	25,691,523
Industrials - 4.9%
Aerospace & Defense - 2.7%
Rolls-Royce Holdings PLC	1,690,200	23,988,977
Professional Services - 2.2%
RELX PLC	371,422	19,299,491
TOTAL INDUSTRIALS		43,288,468

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Halma PLC	123,645	5,310,248
Oxford Instruments PLC	1	24
		5,310,272
Real Estate - 0.5%
Industrial REITs - 0.3%
LondonMetric Property PLC	928,304	2,341,593
Real Estate Management & Development - 0.2%
Grainger PLC	828,937	2,249,681
TOTAL REAL ESTATE		4,591,274

Utilities - 0.7%
Multi-Utilities - 0.7%
National Grid PLC	462,567	6,500,031
TOTAL UNITED KINGDOM		212,306,066
UNITED STATES - 9.8%
Communication Services - 1.4%
Entertainment - 1.4%
Spotify Technology SA (b)	20,400	12,781,416
Consumer Staples - 0.9%
Food Products - 0.6%
Nestle SA	54,600	4,770,789
Tobacco - 0.3%
Philip Morris International Inc	17,500	2,870,874
TOTAL CONSUMER STAPLES		7,641,663

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Shell PLC	748,337	26,890,088
Health Care - 0.9%
Health Care Equipment & Supplies - 0.5%
Alcon AG	51,290	4,535,116
Pharmaceuticals - 0.4%
Roche Holding AG	11,720	3,657,495
TOTAL HEALTH CARE		8,192,611

Industrials - 2.4%
Electrical Equipment - 1.5%
Schneider Electric SE	50,800	13,146,706
Professional Services - 0.9%
Experian PLC	146,491	7,718,721
TOTAL INDUSTRIALS		20,865,427

Materials - 1.2%
Construction Materials - 1.2%
Holcim AG	132,480	10,565,272
TOTAL UNITED STATES		86,936,477
TOTAL COMMON STOCKS (Cost $639,828,184)		863,697,480

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(f)(g) (Cost $1,000,736)	3,852	819,924

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	18,575,039	18,578,754
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	723,528	723,600
TOTAL MONEY MARKET FUNDS (Cost $19,302,354)			19,302,354

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $660,131,274)	883,819,758
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,620,007
NET ASSETS - 100.0%	886,439,765

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
SAP SE	Eurex Deutschland	1	25,080	280.00	09/19/25	(148)

						(148)
TOTAL WRITTEN OPTIONS						(148)

Notional amount and exercise price for written options on SAP SE are stated in EUR.
Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $44,661,112 or 5.0% of net assets.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,093,744 or 4.4% of net assets.

(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $28,596.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,566,612 or 0.3% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International Ab	5/14/21 - 10/30/24	1,248,474

Revolut Group Holdings Ltd	12/27/24	1,128,965

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,860,728	222,664,515	214,946,489	503,341	-	-	18,578,754	18,575,039	0.0%
Fidelity Securities Lending Cash Central Fund	1,011,520	43,425,874	43,713,794	14,187	-	-	723,600	723,528	0.0%
Total	11,872,248	266,090,389	258,660,283	517,528	-	-	19,302,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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